15. CONCESSION CONTRACT ASSETS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Borrowing costs capitalised	R$ 34
Impairment on assets	14	R$ 22
Contract assets	R$ 4,980
Periodic Tariff Revision of Permitted Annual Revenue		9.13%
Increase in revenues	13.15%
NET REVENUE	R$ 25,228	R$ 25,487	[1]	R$ 22,266
Assets	54,083	R$ 50,526	[1]	R$ 59,855
Basic Network of the Existing System (BNES) [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Assets	R$ 207
Percentage of changes in the asset base	7.00%
Percentage of account write-offs and assets	38.00%
Basic Network of New Facilities (BNNF) [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Assets	R$ 321
Net of PIS/Pasep and Cofins taxes	502
contract 006/1997 [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
NET REVENUE	R$ 528
Amounts reclassified	R$ 1,296	R$ 1,281
contract 079/2020 [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
NET REVENUE	R$ 23
Repositioning factor	57.50%
Commercial operation	R$ 24
contract 079/2020 [member] | Bottom Of Range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Weighted average cost of capital after tax	6.64%
contract 079/2020 [member] | Top of Range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Weighted average cost of capital after tax	7.71%

[1]	See note 2.8.